Related parties (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Remuneration
Wages and recurring benefits	R$ 68	R$ 62	R$ 63
Short-term variable compensation	27	43	1
Long term incentive plan	7	31	10
Total	R$ 102	R$ 136	R$ 74